Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2014
Summary of Information Related to Stock Acquisition Rights

A summary of the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares granted*	Exercise price *
			Yen
2004	From June 26, 2005 to June 25, 2013	5,160,000	¥700
2005	From June 24, 2006 to June 23, 2014	5,289,000	1,172
2006	From June 22, 2007 to June 21, 2015	4,774,000	1,891
2007	From June 21, 2008 to June 20, 2016	1,942,000	2,962
2008	From July 5, 2009 to June 22, 2017	1,449,800	3,101
2009	From July 18, 2010 to June 24, 2018	1,479,000	1,689

*	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

Summary of Information about Stock Options Activity

The following table summarizes information about the activity of these stock options for the year ended 2014:

	Number of shares*2	Weighted average exercise price*1*2	Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	Years	Millions of yen

Outstanding at beginning of the year	9,051,000	¥2,011
Exercised	(804,300)	1,077
Forfeited or expired	(430,200)	1,846

Outstanding at end of year	7,816,500	2,117	1.97	¥327

Exercisable at end of year	7,816,500	¥2,117	1.97	¥327

*1	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.
*2	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.